Current equity investments	12 Months Ended
Dec. 31, 2024
Disclosure of information about unconsolidated subsidiaries [abstract]
Current equity investments

22. Current equity investments

Current	Investments measured at FVTPL 2024 £m	Investments measured at FVTPL 2023 £m
At 1 January	2,204	4,087
Net fair value movements through profit or loss	22	(17)
Disposals and settlements	(2,226)	(1,863)
Exchange adjustments	–	(3)
At 31 December	–	2,204
Current equity investments represented Haleon plc shares held after the demerger of Consumer Healthcare. Shares were held for trading and measured at fair value through profit or loss (FVTPL) based on the Haleon plc share price with changes in fair value presented as Other operating income/(expense) in continuing operations. The Group’s investment in Haleon plc was fully disposed of in May 2024.